Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Tax savings	$ 172,098	$ 72,058
Diluted earnings per shares	$ (7.13)	$ (1.05)	$ (54.47)
Income tax (credits)/expenses	$ 0	$ 21,008	$ 0
Net operating loss carryforward	150,000	20,000.00
Allowance on deferred tax assets and liabilities	$ 140,000	$ 20,000.00
Preferential Tax Rate [Member]
Debt Instrument [Line Items]
Diluted earnings per shares	$ 0.0	$ 0.0	$ 0